Financial Instruments - Summary of Fair Value of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 10,832,042	$ 330,346	$ 6,628,690
Unsecured cumulative subordinate corporate bonds	1,025,760	31,283	1,042,906
Trade receivables, net	6,532,508	199,222	5,637,485
Financial assets at FVTOCI	20,492,001	624,946	7,301,222
Financial liabilities at FVTPL	832,869	25,399	1,302,342
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	243,752	7,433	1,302,342
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	4,282,512	130,604	1,453,868
Financial liabilities at FVTPL	179,967	5,488	1,183,469
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	258,362	7,879	161,924
Financial liabilities at FVTPL	63,785	1,945	118,873
Quoted ordinary shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,898,751	88,404	2,099,844
Private-placement funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,503,382	45,849	1,796,015
Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	14,808	452	13,303
Unquoted preferred shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	863,484	26,334	747,960
Open-end mutual funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	590,346	18,004	307,669
Hybrid financial assets Convertible notes [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			61,410
Convertible notes [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	360,635	10,998
Preferred shares with warrants [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	65,570	2,000
Documentary investment agreement [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	9,000	274	0
Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	12,846,151	391,770	607,528
Unquoted ordinary shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	863,484	26,334	747,960
TIB quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	72,774	2,219
Contingent considerations [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	589,117	17,966
Contingent considerations [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	589,117	17,966	0
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,489,097	106,408	2,407,513
Financial assets at FVTOCI	72,774	2,219
Level 1 of fair value hierarchy [member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,898,751	88,404	2,099,844
Level 1 of fair value hierarchy [member] | Open-end mutual funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	590,346	18,004	307,669
Level 1 of fair value hierarchy [member] | TIB quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	72,774	2,219
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	4,540,874	138,483	1,615,792
Financial liabilities at FVTPL	243,752	7,433	1,302,342
Level 2 of fair value hierarchy [Member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	4,282,512	130,604	1,453,868
Financial liabilities at FVTPL	179,967	5,488	1,183,469
Level 2 of fair value hierarchy [Member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	258,362	7,879	161,924
Financial liabilities at FVTPL	63,785	1,945	118,873
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,802,071	85,455	2,605,385
Unsecured cumulative subordinate corporate bonds	1,025,760	31,283	1,042,906
Trade receivables, net	6,532,508	199,222	5,637,485
Financial assets at FVTOCI	20,419,227	622,727	7,301,222
Financial liabilities at FVTPL	589,117	17,966
Level 3 of fair value hierarchy [member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	0
Level 3 of fair value hierarchy [member] | Private-placement funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,503,382	45,849	1,796,015
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	14,808	452	13,303
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	863,484	26,334	747,960
Level 3 of fair value hierarchy [member] | Hybrid financial assets Convertible notes [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			61,410
Level 3 of fair value hierarchy [member] | Convertible notes [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	360,635	10,998
Level 3 of fair value hierarchy [member] | Preferred shares with warrants [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	65,570	2,000
Level 3 of fair value hierarchy [member] | Documentary investment agreement [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	9,000	274
Level 3 of fair value hierarchy [member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	12,846,151	391,770	$ 607,528
Level 3 of fair value hierarchy [member] | Contingent considerations [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	$ 589,117	$ 17,966